NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic and diluted net loss per share:
Net loss attributable to Desktop Metal, Inc Common Stockholders	$ (65,027)	$ (75,769)	$ (103,596)	$ (121,339)
Denominator for basic and diluted net loss per share:
Weighted average shares	29,457,000	22,395,000	23,379,000	16,495,000
Net loss per share-Basic and Diluted	$ (2.21)	$ (3.38)	$ (4.43)	$ (7.36)
Dilutive securities excluded	117,722,359	121,001,479	115,349,706	96,117,086